FEDERATED EQUITY FUNDS

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 17, 2013

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED EQUITY FUNDS (the “Trust”)

Federated Managed Risk Fund (the “Fund”)

Class A Shares

Institutional Shares

1933 Act File No. 2-91090

1940 Act File No. 811-4017

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated December 16, 2013, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 141 on December 16, 2013.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Todd P. Zerega

Todd P. Zerega

Assistant Secretary